Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
16. Subsequent Events

Note 12. Subsequent Events

On April 5, 2013, the Company provided a 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011 (See Note 1 "Discontinued Operations").

On April 18, 2013, the Company raised $522,170 (net of offering costs of $78,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share) from the sale of 17.15 Units (comprised of 1,715,217 common shares and 857,606 five-year warrants exercisable at $0.50 per share). All of the Units were sold with the assistance of Laidlaw except $8,750, which the Company raised on its own behalf and was not subject to a commission. Cash commissions of $59,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share are due to Laidlaw as offering fees.

On April 25, 2013, the Company changed its fiscal year end from December 31 to April 30.

Subsequent to March 31, 2013, the Company granted 160,714 stock options to executive officers in lieu of reduced salaries, 75,000 stock options to a consultant and 25,000 stock options to an employee. All of the aforementioned stock options are five-year options, vest over 3 years and have an exercise price of $0.35 per share.

Note 16. Subsequent Events

On January 16, 2013, the Company increased the number of shares in its stock option plan to 8,000,000 shares. Also on January 16, 2013, 1,291,167 options were modified to be Plan options (See Notes 9, 12 and 15). In May 2013, the Board increased the number of shares in its stock option plan to 9,300,000 shares.

On February 11, 2013, HEMG and Mr. Spada sued us, certain senior management members and our directors in state court in New York seeking damages arising from losses and other matters incurred in the operation of the Company's business since May 2011, our filings with the SEC and the DOE where we stated that HEMG and Mr. Spada borrowed $2.2 million without board authority and our failure to use our best efforts to purchase certain shares of common stock from HEMG following an April 2012 agreement. While we have been advised by our counsel that the lawsuit is baseless, we cannot assure you that we will be successful. Defending the litigation will be expensive and divert our management from the Company's business. If we are unsuccessful, the damages we pay may be material.

During February and March 2013, the Company sold $565,000 of Units (consisting of one common share and one-half of a warrant exercisable at $0.50 per share).

During February 2013, the Company repaid approximately $250,000 of its line of credit. The line of credit remains open.

On March 14, 2013, the Company entered into a letter of intent with Laidlaw & Company (UK) Ltd. under which Laidlaw agreed to use its best effort to sell up to $770,000 of Units with the same terms as the Units the Company sold in 2012 and 2013 to date. Laidlaw will receive cash commissions of 10% based on the number of Units sold and five-year warrants equal to 10% of the securities sold exercisable at $0.50 per share.

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program (See Note 1 "Discontinued Operations").

On April 5, 2013, the Company provided a 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011 (See Note 1 "Discontinued Operations").

On April 18, 2013, the Company raised $522,170 (net of offering costs of $78,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share) from the sale of 17.15 Units (comprised of 1,715,217 common shares and 857,606 five-year warrants exercisable at $0.50 per share). All of the Units were sold with the assistance of Laidlaw except $8,750, which the Company raised on its own behalf and was not subject to a commission. Cash commissions of $59,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share are due to Laidlaw as offering fees.

On April 25, 2013, the Company changed its fiscal year end from December 31 to April 30.

Subsequent to March 31, 2013, the Company granted 160,714 stock options to executive officers in lieu of reduced salaries, 75,000 stock options to a consultant and 25,000 stock options to an employee. All of the aforementioned stock options are five-year options, vest over 3 years and have an exercise price of $0.35 per share.

On July 1, 2013, Mr. Mathews loaned Aspen Group $1 million and was issued a $1 million Promissory Note due December 31, 2013. The Promissory Note bears 10% interest per annum, payable monthly in arrears.